Acquisitions and Divestitures (Detail Textuals 1) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended	12 Months Ended
	Jan. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Business Acquisition [Line Items]
Convertible Promissory Note		$ 15,453,825		$ 17,541,950
Sun Video Group HK Limited | BT Capital Global Limited
Business Acquisition [Line Items]
Principal amount of Promissory Note (SVG Note)	$ 800,000
Conversion price of note convertible	$ 1.50
Expected revenue to generate	$ 250,000,000
Percentage of equity ownership	100.00%
Expected profit performance guarantee	$ 15,000,000
Cumulative threshold limit of net income achieve within 3 years	$ 50,000,000
Percentage of cumulative net income payment	50.00%
Convertible Promissory Note	$ 50,000,000
Number of earn out shares		16.5
Wide Angle Group Limited
Business Acquisition [Line Items]
Cash consideration for exchange			$ 800,000
Percentage of equity ownership	55.00%	55.00%